Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Receivables [Abstract]
Accounts Receivable

5. Accounts Receivable

A summary of accounts receivable is as follows:

	As Of
	December 30, 2012	September 29, 2013
Vendor	$5,602	$7,337
Landlord incentives	845	528
Medical insurance receivables	1,287	26
Other	681	1,071

Total	$8,415	$8,962

Medical insurance receivables relate to amounts receivable from the Company’s health insurance carrier for claims in excess of stop-loss limits.

As of December 30, 2012 and September 29, 2013, the Company had recorded allowances of $0.3 million and $0.2 million, respectively, for certain receivables.

5. Accounts Receivable

A summary of accounts receivable is as follows:

	As Of
	January 1, 2012	December 30, 2012
Vendor	$2,496	$5,602
Medical insurance receivable	—	1,287
Other	1,267	1,526

Total	$3,763	$8,415

Medical insurance receivables relate to amounts receivable from the Company’s health insurance carrier for claims in excess of stop-loss limits. See Note 15, “Self-Insurance Programs” for more information.

Other receivables relate primarily to payments expected from landlords for incentives.